S000031344 [Member] Expense Example, No Redemption - Columbia Quality Income Fund	May 31, 2025 USD ($)
Columbia Quality Income Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 58
Expense Example, No Redemption, 3 Years	193
Expense Example, No Redemption, 5 Years	341
Expense Example, No Redemption, 10 Years	769
Columbia Quality Income Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	175
Expense Example, No Redemption, 5 Years	309
Expense Example, No Redemption, 10 Years	698
Columbia Quality Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	389
Expense Example, No Redemption, 3 Years	589
Expense Example, No Redemption, 5 Years	805
Expense Example, No Redemption, 10 Years	1,427
Columbia Quality Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,805
Columbia Quality Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	219
Expense Example, No Redemption, 5 Years	385
Expense Example, No Redemption, 10 Years	$ 866